Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,	As of June 30，
	2024	2025
		(Unaudited)
Raw materials	$4,246	$3,413
Goods in transit	4,715	3,059
Work in progress	2,649	2,166
Finished goods	10,171	6,673
Inventories, gross	21,781	15,311
Impairment provision	(1,165)	(1,313)
Inventories, net	$20,616	$13,998